Notes on the Consolidated Balance Sheets - Impairment test of goodwill (Details) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Oct. 31, 2019
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Sustainable growth rate, increase (decrease)	(0.50%)
Sustainable growth rate, percentage	0
Cash Generating Units, Zoosk
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Long-term EBITDA margins, percentage		19.40%
Growth rate used to extrapolate cash flow projections			0.50%
Cash Generating Units, Jswipe
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Long-term EBITDA margins, percentage		67.90%
Growth rate used to extrapolate cash flow projections	0.00%		1.00%
Cash Generating Units, Zoosk, North America
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Amount by which unit's recoverable amount exceeds its carrying amount	€ 8,174
EBITDA increase (decrease) percentage	(1.10%)
Long-term EBITDA margins, percentage	18.30%
Growth rate used to extrapolate cash flow projections	0.50%
Cash Generating Units, Zoosk International
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Amount by which unit's recoverable amount exceeds its carrying amount	€ 1,775
EBITDA increase (decrease) percentage	(1.60%)
Long-term EBITDA margins, percentage	29.10%
Growth rate used to extrapolate cash flow projections	0.50%
Sustainable growth rate, increase (decrease)	(50.00%)
Sustainable growth rate, percentage	0
Cash Generating Units, Christian Networks
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Growth rate used to extrapolate cash flow projections	0.50%		0.50%
Cash Generating Units, Jdate Usa
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Growth rate used to extrapolate cash flow projections	0.50%		0.50%
Cash Generating Units, Jdate Israel
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Growth rate used to extrapolate cash flow projections	0.50%		0.50%
Cash Generating Units, Other Networks
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Growth rate used to extrapolate cash flow projections	0.50%		0.50%
Weighted average cost of capital, measurement input | Cash Generating Units, Zoosk
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Significant unobservable input, liabilities			0.092
Weighted average cost of capital, measurement input | Cash Generating Units, Jswipe
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Significant unobservable input, liabilities	0.110		0.092
Weighted average cost of capital, measurement input | Cash Generating Units, Zoosk, North America
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Significant unobservable input, liabilities	0.110
Weighted average cost of capital, measurement input | Cash Generating Units, Zoosk International
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Significant unobservable input, liabilities	0.116
Weighted average cost of capital, measurement input | Cash Generating Units, Christian Networks
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Significant unobservable input, liabilities	0.110		0.092
Weighted average cost of capital, measurement input | Cash Generating Units, Jdate Usa
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Significant unobservable input, liabilities	0.110		0.092
Weighted average cost of capital, measurement input | Cash Generating Units, Jdate Israel
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Significant unobservable input, liabilities	0.122		0.103
Weighted average cost of capital, measurement input | Cash Generating Units, Other Networks
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Significant unobservable input, liabilities	0.110		0.092
Minimum
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
EBITDA increase (decrease) percentage	2.60%
Maximum
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
EBITDA increase (decrease) percentage	5.00%